SEGMENT REPORTING - Reportable Segments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of operating segments [line items]
Number of operating segments | segment	5
Number of reportable segments | segment	5
Disclosure of operating segments [abstract]
Sales to external customers	$ 76,033	$ 68,679	$ 56,791
Operating income (loss)	6,539	5,434	4,161
Depreciation and amortization	(2,799)	(2,768)	(2,721)
Bargain purchase gain	209	0	0
Impairment	(994)	(206)	(205)
Capital expenditures	3,305	2,819	2,444
Reconciliation From Operating Income [Abstract]
Operating income	6,539	5,434	4,161
Income from investments in associates and joint ventures	652	448	615
Financing costs - net	(2,210)	(875)	(2,056)
Income before taxes	4,981	5,007	2,720
Income tax (benefit) / expense	(349)	432	986
Net income (including non-controlling interests)	5,330	4,575	1,734
NAFTA
Disclosure of operating segments [abstract]
Impairment	0
Capital expenditures	669	466
Operating segments | NAFTA
Disclosure of operating segments [abstract]
Sales to external customers	20,145	17,893	15,769
Operating income (loss)	1,889	1,185	2,002
Depreciation and amortization	(522)	(518)	(549)
Bargain purchase gain	0
Impairment		0	0
Capital expenditures			445
Reconciliation From Operating Income [Abstract]
Operating income	1,889	1,185	2,002
Operating segments | Brazil
Disclosure of operating segments [abstract]
Sales to external customers	7,041	6,571	5,526
Operating income (loss)	1,356	697	614
Depreciation and amortization	(298)	(293)	(258)
Bargain purchase gain	0
Impairment	(86)	0	0
Capital expenditures	244	263	237
Reconciliation From Operating Income [Abstract]
Operating income	1,356	697	614
Operating segments | Europe
Disclosure of operating segments [abstract]
Sales to external customers	40,247	35,825	28,999
Operating income (loss)	1,632	2,359	1,270
Depreciation and amortization	(1,195)	(1,201)	(1,184)
Bargain purchase gain	209
Impairment	(908)	0	(49)
Capital expenditures	1,336	1,143	951
Reconciliation From Operating Income [Abstract]
Operating income	1,632	2,359	1,270
Operating segments | ACIS
Disclosure of operating segments [abstract]
Sales to external customers	7,506	7,323	5,675
Operating income (loss)	1,094	508	211
Depreciation and amortization	(311)	(313)	(311)
Bargain purchase gain	0
Impairment	0	(206)	(156)
Capital expenditures	534	427	397
Reconciliation From Operating Income [Abstract]
Operating income	1,094	508	211
Operating segments | Mining
Disclosure of operating segments [abstract]
Sales to external customers	1,009	985	781
Operating income (loss)	860	991	366
Depreciation and amortization	(418)	(416)	(396)
Bargain purchase gain	0
Impairment	0	0	0
Capital expenditures	485	495	392
Reconciliation From Operating Income [Abstract]
Operating income	860	991	366
Other and Intersegment sales
Disclosure of operating segments [abstract]
Intersegment sales	(307)	(303)	(260)
Intersegment sales
Disclosure of operating segments [abstract]
Intersegment sales	(6,062)	(5,320)	(3,810)
Operating income (loss)	(45)	(18)	(94)
Reconciliation From Operating Income [Abstract]
Operating income	(45)	(18)	(94)
Intersegment sales | NAFTA
Disclosure of operating segments [abstract]
Intersegment sales	(187)	(104)	(37)
Intersegment sales | Brazil
Disclosure of operating segments [abstract]
Intersegment sales	(1,670)	(1,184)	(697)
Intersegment sales | Europe
Disclosure of operating segments [abstract]
Intersegment sales	(241)	(383)	(273)
Intersegment sales | ACIS
Disclosure of operating segments [abstract]
Intersegment sales	(455)	(298)	(210)
Intersegment sales | Mining
Disclosure of operating segments [abstract]
Intersegment sales	(3,202)	(3,048)	(2,333)
Other
Disclosure of operating segments [abstract]
Sales to external customers	85	82	41
Operating income (loss)	(247)	(288)	(208)
Depreciation and amortization	(55)	(27)	(23)
Bargain purchase gain	0
Impairment	0	0	0
Capital expenditures	37	25	22
Reconciliation From Operating Income [Abstract]
Operating income	$ (247)	$ (288)	$ (208)